Restricted cash	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Restricted cash
Restricted cash
As of December 31, 2018 and December 31, 2017, the Company had $126,595 of restricted cash in the form of a letter of credit. The Company maintained this letter of credit as a security deposit on the lease of its former corporate headquarters in Boston, Massachusetts that was set to expire on August 31, 2019. The Company terminated this lease on December 13, 2018 (see Note 10). The letter of credit was released, and the cash became unrestricted on January 4, 2019.